CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Income Statement [Abstract]
Net gain from sales of investments under trading securities	$ 29,250	$ 0	$ 261,400	$ 0
Cost of sales - trading securities	10,063	0	182,206	0
Net gain from trading securities	19,187	0	79,194	0
Sales - Investment property			1,205,000
Cost of Investment Properties Sold	0	0	1,179,827	0
Net gain from sales of investment properties	0	0	25,173	0
OPERATING EXPENSES
General and administrative	22,271		128,083
Total Operating Expenses	22,271		128,083
LOSS FROM OPERATIONS	(3,084)		(23,716)
OTHER INCOME
Interest expense, net	(1,549)		(1,590)	0
Unrealized gain (loss)	(39,359)		(107,187)	0
Total other expenses, net	(40,908)		(108,777)	0
INCOME (LOSS) BEFORE TAXES	(43,992)		(132,493)
INCOME TAX PROVISION	0		0
NET INCOME (LOSS)	$ (43,992)	$ 0	$ (132,493)	$ 0
Earnings (loss) per Share: Basic and Diluted	$ (0.002)	$ 0	$ (0.005)	$ 0
Weighted Average Common Shares Outstanding: Basic and Diluted	27,724,687	27,724,687	27,724,687	27,724,687